Basis of Presentation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Mar. 29, 2014
Cumulative Deficit	$ 47,422,847	$ 49,998,644
Proceeds from (Payments for) Other Financing Activities	2,119,146
Working Capital Deficiency		$ 855,510